CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 4,030	$ 16,238	$ 366
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,438	2,892	2,963
Amortization of marketable securities premiums and accretion of discounts, net	570	1,000	1,094
Realized loss (gain) on sale of marketable securities, net	0	(27)	13
Share-based compensation related to options and RSUs granted to employees and non-employees	2,307	2,414	2,373
Decrease in accrued interest on loans, marketable securities, convertible notes, and bank deposits	403	114	56
Decrease (increase) in deferred income tax assets	4,922	(9,475)	1,976
Decrease in trade receivables, net	3,389	174	5,575
Decrease (increase) in other receivables and prepaid expenses	(1,316)	732	1,777
Decrease (increase) in inventories	(230)	445	(2,013)
Increase (decrease) in trade payables	(2,071)	406	(2,987)
Increase (decrease) in other payables and accrued expenses and other liabilities	1,714	(596)	2,394
Increase in deferred revenues	1,640	3,195	3,758
Increase (decrease) in accrued severance pay, net	(31)	830	218
Net cash provided by operating activities	17,765	18,342	17,563
Cash flows from investing activities:
Purchase of property and equipment	(1,574)	(1,477)	(1,976)
Proceeds from sale of marketable securities	0	12,429	2,557
Decrease in short-term and restricted bank deposits	662	2,260	1,969
Proceeds from redemption of marketable securities upon maturity	8,116	3,215	2,711
Decrease (increase) in long-term bank deposits	1,200	(2,367)	1,032
Net cash paid for acquisition of a subsidiary	0	0	(1,960)
Net cash provided by investing activities	8,404	14,060	4,333
Cash flows from financing activities:
Purchase of treasury stock	(25,563)	(29,394)	(19,523)
Repayment of long-term bank loans	(3,504)	(5,353)	(4,685)
Proceeds from bank loans	0	6,000	6,264
Payment related to the acquisition of Mailvision	0	(233)	(233)
Proceeds from issuance of shares upon exercise of options and warrants	2,789	2,014	392
Net cash used in financing activities	(26,278)	(26,966)	(17,785)
Increase (decrease) in cash and cash equivalents	(109)	5,436	4,111
Cash and cash equivalents at the beginning of the year	24,344	18,908	14,797
Cash and cash equivalents at the end of the year	24,235	24,344	18,908
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	741	612	301
Cash paid during the year for interest	$ 297	$ 363	$ 329